Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	PineBridge Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001025870
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 29, 2012
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMRX
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMBX
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSRX
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSBX
PineBridge US 25 Equity Fund (Prospectus Summary) | PineBridge US 25 Equity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBURX
PineBridge US 25 Equity Fund (Prospectus Summary) | PineBridge US 25 Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBUIX
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBRRX
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBABX

PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund
PineBridge US Micro Cap Growth Fund
INVESTMENT OBJECTIVE
The investment objective of the PineBridge US Micro Cap Growth Fund (the "US Micro Cap Growth
Fund" or the "Fund") is to provide maximum capital appreciation, consistent with reasonable risk to principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) Class R Class I
Shareholder Fees PineBridge US Micro Cap Growth Fund	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge US Micro Cap Growth Fund		Class R	Class I
Management Fees		1.20%	1.20%
Distribution and Service (12b-1) Fees	[1]	0.35%	none
Other Expenses		0.60%	0.60%
Total Annual Fund Operating Expenses	[2]	2.15%	1.80%
Fee Waiver and/or Expense Reimbursement		(0.24%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.91%	1.61%
[1]	For the fiscal year ended November 30, 2011, Class R Distribution and Service (12b-1) fees were 0.33%. These fees have been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of net expenses to average net assets" in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
[3]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.90% and 1.60% for Class R shares and Class I shares respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge US Micro Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R	194	650	1,132	2,464
Class I	164	548	957	2,100

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 165% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. micro capitalization ("micro cap")
issuers. For these purposes, a micro cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of: (1) less than or equal to $600 million; or (2) within the range of companies represented in the Russell Micro Cap® Growth Index (the "Index"). The market capitalization of companies in the Index will fluctuate with changes in market conditions and the composition of the Index. As of November 30, 2011, the largest market capitalization in the Index was approximately $1.1 billion.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its  prevailing stage of development. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. The Adviser seeks to identify earnings growth in micro cap companies before it is reflected in those companies' stock price. The
Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

The Adviser will invest Fund assets primarily in common stocks of U.S. micro cap companies. In addition, the Adviser may invest Fund assets in securities of foreign issuers and issuers having market capitalizations that are outside the bounds of the target capitalization. The Fund's investments also may include preferred stocks and American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International
Depositary Receipts ("IDRs"). To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks.
PRINCIPAL RISK CONSIDERATIONS
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  do not need current income;

  ·  understand and can bear the risks of investing in smaller sized companies;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Equity Securities Risk.

  § Common Stock. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

  § Preferred Stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
    Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.

Foreign Securities and Depositary Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, GDRs and IDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards,
(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and
(7) delays in transaction settlement in some foreign markets.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover.  High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

Micro-Capitalization Companies Risk. Because the Fund invests in micro cap companies, it may be exposed to greater risk than if it invested in larger, more established companies. Micro cap companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of such securities may make them more difficult to sell. In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment, or a company may even fail as a business. Micro cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during an initial public offering. In particular, returns for 1998 and 1999 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the
Fund will benefit to the same extent from these types of gains in the future.
Calendar Year Total Returns as of 12/31 PineBridge US Micro Cap Growth Fund (Class I)

Best Calendar Quarter: December 2010 24.09% Worst Calendar Quarter: December 2008 -32.05%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns PineBridge US Micro Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Class R	Class R Return Before Taxes	(3.42%)	1.55%	3.12%				2.94%	[1]	May 1, 2001
Class I	Class I Return Before Taxes	(3.23%)	1.85%	3.33%	10.69%	[1]	Dec 31, 1997
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	(3.23%)	0.85%	2.29%	8.80%	[1]	Dec 31, 1997
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	(2.10%)	1.11%	2.37%	8.52%	[1]	Dec 31, 1997
Russell Micro Cap�� Growth Index	Russell Micro Cap�� Growth Index (reflects no deductions for fees, expenses, or taxes)	(8.42%)	(2.32%)	2.77%				2.93%	[1]	Jul 3, 2000
[1]	Class I shares were first offered on December 31, 1997. Class R shares were first offered on May 1, 2001. The Russell Micro Cap�� Growth Index was created on July 3, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2012
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PineBridge US Micro Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the PineBridge US Micro Cap Growth Fund (the "US Micro Cap Growth
Fund" or the "Fund") is to provide maximum capital appreciation, consistent with reasonable
		risk to principal.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) Class R Class I
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 165% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	165.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "Ratio of net expenses to average net assets" in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap
		for one year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. micro capitalization ("micro cap")
issuers. For these purposes, a micro cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of: (1) less than or equal to $600 million; or (2) within the range of companies represented in the Russell Micro Cap® Growth Index (the "Index"). The market capitalization of companies in the Index will fluctuate with changes in market conditions and the composition of the Index. As of November 30, 2011, the largest market capitalization in the Index was approximately $1.1 billion.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its  prevailing stage of development. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. The Adviser seeks to identify earnings growth in micro cap companies before it is reflected in those companies' stock price. The
Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

The Adviser will invest Fund assets primarily in common stocks of U.S. micro cap companies. In addition, the Adviser may invest Fund assets in securities of foreign issuers and issuers having market capitalizations that are outside the bounds of the target capitalization. The Fund's investments also may include preferred stocks and American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International
Depositary Receipts ("IDRs"). To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in
		other stocks.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISK CONSIDERATIONS
Risk, Narrative	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  do not need current income;

  ·  understand and can bear the risks of investing in smaller sized companies;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Equity Securities Risk.

  § Common Stock. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

  § Preferred Stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
    Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.

Foreign Securities and Depositary Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, GDRs and IDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards,
(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and
(7) delays in transaction settlement in some foreign markets.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover.  High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

Micro-Capitalization Companies Risk. Because the Fund invests in micro cap companies, it may be exposed to greater risk than if it invested in larger, more established companies. Micro cap companies may have limited product lines, financial resources, and management teams. Additionally, the trading volume of such securities may make them more difficult to sell. In addition, the Fund may be subject to the risk that such stocks may fail to reach their apparent value at the time of investment, or a company may even fail as a business. Micro cap companies may lack resources to take advantage of a valuable product or favorable market position or may be unable to withstand the competitive pressures of larger, more established competitors.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance
		compared to other funds with similar investment objectives.
Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during an initial public offering. In particular, returns for 1998 and 1999 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the
		Fund will benefit to the same extent from these types of gains in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class I shares has varied from year to year. The table illustrates how the Fund's Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-426-9157
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.PineBridge.com/USMutualFunds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 PineBridge US Micro Cap Growth Fund (Class I)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Calendar Quarter: December 2010 24.09% Worst Calendar Quarter: December 2008 -32.05%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I
		shares only. After-tax returns for Class R shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Russell Micro Cap�� Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Micro Cap�� Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.77%
Average Annual Returns, Since Inception Secondary	ck0001025870_AverageAnnualReturnSinceInceptionSecondary	2.93%	[1]
Average Annual Returns, Inception Date Secondary	ck0001025870_AverageAnnualReturnInceptionDateSecondary	Jul 3, 2000
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.91%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	194
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	650
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,132
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,464
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Average Annual Returns, Since Inception Secondary	ck0001025870_AverageAnnualReturnSinceInceptionSecondary	2.94%	[1]
Average Annual Returns, Inception Date Secondary	ck0001025870_AverageAnnualReturnInceptionDateSecondary	May 1, 2001
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.61%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	957
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,100
Annual Return 2002	rr_AnnualReturn2002	(39.76%)
Annual Return 2003	rr_AnnualReturn2003	62.35%
Annual Return 2004	rr_AnnualReturn2004	9.17%
Annual Return 2005	rr_AnnualReturn2005	(0.51%)
Annual Return 2006	rr_AnnualReturn2006	19.13%
Annual Return 2007	rr_AnnualReturn2007	27.53%
Annual Return 2008	rr_AnnualReturn2008	(51.77%)
Annual Return 2009	rr_AnnualReturn2009	35.75%
Annual Return 2010	rr_AnnualReturn2010	35.65%
Annual Return 2011	rr_AnnualReturn2011	(3.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 1, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.05%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.69%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.80%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997
PineBridge US Micro Cap Growth Fund (Prospectus Summary) | PineBridge US Micro Cap Growth Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.52%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997

[1]	Class I shares were first offered on December 31, 1997. Class R shares were first offered on May 1, 2001. The Russell Micro Cap�� Growth Index was created on July 3, 2000.
[2]	For the fiscal year ended November 30, 2011, Class R Distribution and Service (12b-1) fees were 0.33%. These fees have been restated to reflect current fees.
[3]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of net expenses to average net assets" in the Financial Highlights, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE"), which are indirect fees and expenses associated with the Fund's investment in other registered and unregistered investment companies.
[4]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.90% and 1.60% for Class R shares and Class I shares respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").

PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund
PineBridge US Small Cap Growth Fund
INVESTMENT OBJECTIVE
The investment objective of the PineBridge US Small Cap Growth Fund (the "US
Small Cap Growth Fund", or the "Fund") is to provide maximum capital appreciation, consistent with reasonable risk to principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PineBridge US Small Cap Growth Fund	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge US Small Cap Growth Fund		Class R	Class I
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees	[1]	0.35%	none
Other Expenses		1.14%	1.14%
Total Annual Fund Operating Expenses		2.39%	2.04%
Fee Waiver and/or Expense Reimbursement		(0.74%)	(0.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.65%	1.35%
[1]	For the fiscal year ended November 30, 2011, Class R Distribution and Service (12b-1) fees were 0.24%. These fees have been restated to reflect current fees
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.65% and 1.35% for the Class R shares and Class I shares, respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge US Small Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R	168	675	1,209	2,670
Class I	137	573	1,035	2,314

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. small capitalization ("small cap")
issuers. For these purposes, a small cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of: (1) between $200 million and $2.5 billion; or (2) within the range of companies represented in the Russell 2000® Growth Index (the "Index") at the
time of the Fund's investment. The market capitalization of companies in the
Index will fluctuate with changes in market conditions and the composition of the Index. As of November 30, 2011, the largest market capitalization in the
Index was approximately $3.7 billion.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its  prevailing stage of development. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. The Adviser seeks to identify earnings growth in small cap companies before it is reflected in those companies' stock price. The
Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

The Adviser will invest Fund assets primarily in common stocks of U.S. small cap companies. In addition, the Adviser may invest Fund assets in securities of foreign issuers and issuers having market capitalizations that are outside the bounds of the target capitalization.  The Fund's investments also may include preferred stocks and American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Global Depository Receipts ("GDRs") and International
Depositary Receipts ("IDRs"). To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks.
PRINCIPAL RISK CONSIDERATIONS
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  do not need current income;

  ·  understand and can bear the risks of investing in smaller sized companies;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Equity Securities Risk.

  §  Common Stock. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

  § Preferred Stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
    Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.

Foreign Securities and Depositary Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, GDRs and IDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards,
(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and
(7) delays in transaction settlement in some foreign markets.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover.  High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Small-Capitalization Company Risk. The prices of securities of small-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Small-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
PERFORMANCE
The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering. In particular, the returns for
1997, 1999 and 2007 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future.
Calendar Year Total Returns as of 12/31 PineBridge US Small Cap Growth Fund (Class I)

Best Calendar Quarter: June 2009 22.78% Worst Calendar Quarter: December 2008 -33.58%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns PineBridge US Small Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Class R	Class R Return Before Taxes	(1.00%)	1.92%	2.38%				3.61%	[1]	Sep 8, 1999
Class I	Class I Return Before Taxes	(0.84%)	2.19%	2.54%	7.50%	[1]	Dec 31, 1996
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	(0.84%)	2.05%	2.47%	6.92%	[1]	Dec 31, 1996
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	(0.55%)	1.80%	2.16%	6.34%	[1]	Dec 31, 1996
Russell 2000�� Growth Index	Russell 2000�� Growth Index (reflects no deductions for fees, expenses, or taxes)	(2.91%)	2.09%	4.48%	3.94%	[1]		3.03%	[1]
[1]	Class I shares were first offered on December 31, 1996. Class R shares were first offered on September 8, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an Individual Retirement Account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2012
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PineBridge US Small Cap Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the PineBridge US Small Cap Growth Fund (the "US
Small Cap Growth Fund", or the "Fund") is to provide maximum capital
		appreciation, consistent with reasonable risk to principal.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 162% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	162.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	For the fiscal year ended November 30, 2011, Class R Distribution and Service (12b-1) fees were 0.24%. These fees have been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap
		for one year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in stocks of U.S. small capitalization ("small cap")
issuers. For these purposes, a small cap issuer is currently defined as an issuer that, at the time of purchase by the Fund, has a market capitalization of: (1) between $200 million and $2.5 billion; or (2) within the range of companies represented in the Russell 2000® Growth Index (the "Index") at the
time of the Fund's investment. The market capitalization of companies in the
Index will fluctuate with changes in market conditions and the composition of the Index. As of November 30, 2011, the largest market capitalization in the
Index was approximately $3.7 billion.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its  prevailing stage of development. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. The Adviser seeks to identify earnings growth in small cap companies before it is reflected in those companies' stock price. The
Adviser uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers. The
Adviser's active portfolio management typically results in the Fund's turnover rate substantially exceeding 100% annually.

The Adviser will invest Fund assets primarily in common stocks of U.S. small cap companies. In addition, the Adviser may invest Fund assets in securities of foreign issuers and issuers having market capitalizations that are outside the bounds of the target capitalization.  The Fund's investments also may include preferred stocks and American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Global Depository Receipts ("GDRs") and International
Depositary Receipts ("IDRs"). To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in
		other stocks.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISK CONSIDERATIONS
Risk, Narrative	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  do not need current income;

  ·  understand and can bear the risks of investing in smaller sized companies;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Equity Securities Risk.

  §  Common Stock. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

  § Preferred Stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
    Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.

Foreign Securities and Depositary Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, GDRs and IDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards,
(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and
(7) delays in transaction settlement in some foreign markets.

Growth Companies Risk. Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style may cause the Fund to underperform funds that have a broader investment style.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover.  High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Small-Capitalization Company Risk. The prices of securities of small-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Small-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop
		in price.
Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class
I shares has varied from year to year. The table illustrates how the Fund's
Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance. As part of its multiple class plan, the Fund also offers Class R shares. The performance shown for the
Class I shares is higher than the performance of the Class R shares due to the higher expenses associated with the Class R shares. Prior to November 25, 2002,
Class R shares were designated as Class A shares. Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges. As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at
www.PineBridge.com/USMutualFunds or by calling 1-800-426-9157.

The longer-term performance results presented for the Fund reflect periods of above average performance attributable in part to investments in certain securities during the initial public offering. In particular, the returns for
1997, 1999 and 2007 reflect substantial benefits from first day realized and unrealized gains from participation in initial public offerings. It is unlikely that the Fund will benefit to the same extent from these types of gains in the
		future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the total return of the Fund's Class I shares has varied from year to year. The table illustrates how the Fund's Class I shares' average annual returns for 1, 5, 10 years and since inception compare with a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-426-9157
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.PineBridge.com/USMutualFunds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 PineBridge US Small Cap Growth Fund (Class I)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Class A shares were subject to a front-end sales charge. The Class R performance information does not reflect deductions for these sales charges.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Calendar Quarter: June 2009 22.78% Worst Calendar Quarter: December 2008 -33.58%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or expenses, or
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an Individual Retirement Account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class R shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an Individual Retirement Account ("IRA") or 401(k) plan, the after-tax returns shown are not relevant to you. After-tax returns are shown for Class I
		shares only. After-tax returns for Class R shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | Russell 2000�� Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.94%	[1]
Average Annual Returns, Since Inception Secondary	ck0001025870_AverageAnnualReturnSinceInceptionSecondary	3.03%	[1]
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2011-11-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	675
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,209
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,670
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.38%
Average Annual Returns, Since Inception Secondary	ck0001025870_AverageAnnualReturnSinceInceptionSecondary	3.61%	[1]
Average Annual Returns, Inception Date Secondary	ck0001025870_AverageAnnualReturnInceptionDateSecondary	Sep 8, 1999
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2011-11-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,035
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,314
Annual Return 2002	rr_AnnualReturn2002	(31.08%)
Annual Return 2003	rr_AnnualReturn2003	32.66%
Annual Return 2004	rr_AnnualReturn2004	5.57%
Annual Return 2005	rr_AnnualReturn2005	3.66%
Annual Return 2006	rr_AnnualReturn2006	15.27%
Annual Return 2007	rr_AnnualReturn2007	33.14%
Annual Return 2008	rr_AnnualReturn2008	(54.36%)
Annual Return 2009	rr_AnnualReturn2009	45.40%
Annual Return 2010	rr_AnnualReturn2010	27.20%
Annual Return 2011	rr_AnnualReturn2011	(0.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Calendar Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Calendar Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.58%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.50%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.92%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
PineBridge US Small Cap Growth Fund (Prospectus Summary) | PineBridge US Small Cap Growth Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.34%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996

[1]	Class I shares were first offered on December 31, 1996. Class R shares were first offered on September 8, 1999.
[2]	For the fiscal year ended November 30, 2011, Class R Distribution and Service (12b-1) fees were 0.24%. These fees have been restated to reflect current fees
[3]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.65% and 1.35% for the Class R shares and Class I shares, respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").

PineBridge US 25 Equity Fund (Prospectus Summary) | PineBridge US 25 Equity Fund
PineBridge US 25 Equity Fund
INVESTMENT OBJECTIVE
The investment objective of the PineBridge US 25 Equity Fund (the "US 25 Equity Fund", or the Fund") is to provide maximum capital appreciation, consistent with reasonable risk to principal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PineBridge US 25 Equity Fund	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge US 25 Equity Fund		Class R	Class I
Management Fees		0.63%	0.63%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses	[1]	6.43%	6.43%
Total Annual Fund Operating Expenses		7.41%	7.06%
Fee Waiver and/or Expense Reimbursement		(5.85%)	(5.85%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.56%	1.21%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include estimated acquired fund fees and expenses ("AFFE") of 0.01%.
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.55% and 1.20% for Class R shares and Class I shares respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge US 25 Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class R	159	1,655
Class I	123	1,559

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
The Fund's portfolio turnover rate was 32% of the average value of its portfolio for the period from the Fund's commencement of operations on September 19, 2011 through November 30, 2011.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of equity securities and equity-related securities of up to 25 U.S. companies.  The Adviser will invest Fund assets in companies of any size market capitalization. It is anticipated that the majority of the Fund's assets will be invested in common stocks of large, well established companies, with the rest of the Fund's assets being invested in common stocks of mid-capitalization ("mid-cap") companies that are deemed attractive for capital appreciation. In addition, the Fund may utilize exchange-traded funds ("ETFs") to equitize cash positions. The Fund is non-diversified which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its prevailing stage of development. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. Performance and valuation are the primary determinants for selecting the stocks for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers.

To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks. The
Adviser's active portfolio management may result in an annual portfolio turnover rate of approximately 250% of the average value of the Fund's portfolio.
PRINCIPAL RISK CONSIDERATIONS
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Equity Securities Risk.

  § Common Stock. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

  § Preferred Stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
    Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.

ETF Risks. By investing in an ETF, the Fund will become a shareholder of another investment company. As a result, Fund shareholders indirectly will bear the
Fund's proportionate share of the fees and expenses paid by shareholders of the
ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. These other fees and expenses are reflected as acquired fund fees and expenses and are included in the Fund's Fees and Expenses Table in this prospectus, as applicable. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Large-Capitalization Company Risk. Large capitalization stocks as a group could fall out of favor with the market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

Mid-Capitalization Company Risk. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

New Fund Risk. The Fund is new with less than 6 months of operating history as of the fiscal year ended November 30, 2011, and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the
Board may determine to liquidate the Fund.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified."  Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
PERFORMANCE
The Fund commenced operations on September 19, 2011. The Fund will include performance information when it has completed one full calendar year of operations. When performance information becomes available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2012
PineBridge US 25 Equity Fund (Prospectus Summary) | PineBridge US 25 Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PineBridge US 25 Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the PineBridge US 25 Equity Fund (the "US 25 Equity Fund", or the Fund") is to provide maximum capital appreciation, consistent with reasonable risk to principal.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
The Fund's portfolio turnover rate was 32% of the average value of its portfolio for the period from the Fund's commencement of operations on September 19, 2011 through November 30, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of equity securities and equity-related securities of up to 25 U.S. companies.  The Adviser will invest Fund assets in companies of any size market capitalization. It is anticipated that the majority of the Fund's assets will be invested in common stocks of large, well established companies, with the rest of the Fund's assets being invested in common stocks of mid-capitalization ("mid-cap") companies that are deemed attractive for capital appreciation. In addition, the Fund may utilize exchange-traded funds ("ETFs") to equitize cash positions. The Fund is non-diversified which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Adviser actively manages the Fund. The Adviser categorizes a company based on where the company resides in its prevailing stage of development. That categorization determines the criteria used to assess investment attractiveness of the company's common stock. Performance and valuation are the primary determinants for selecting the stocks for the Fund. The Adviser conducts due diligence with the company's senior management, suppliers, competitors and customers in an attempt to understand the dynamics within each company's business. Factors that the Adviser considers in selecting companies for investment include strong growth in revenue, earnings and cash flow, recurring current revenue and projections for future revenue, seasoned management, and/or unique products or services. The Adviser confirms its analysis using a variety of screens and confirmation checks with customers, clients and suppliers.

To manage fluctuations in the value of the Fund's investments, the Adviser invests across numerous industry sectors with no industry sector representing more than 25% of the value of the Fund. The Adviser may sell securities when, among other things, the value of a security or a group of securities within a certain industry sector becomes over-weighted, an issuer exhibits deteriorating fundamentals or better investment opportunities exist in other stocks. The
Adviser's active portfolio management may result in an annual portfolio turnover rate of approximately 250% of the average value of the Fund's portfolio.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISK CONSIDERATIONS
Risk, Narrative	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking long-term capital growth;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities can provide; and

  ·  are able to tolerate fluctuations in principal value of their investment.

The principal risks of investing in the Fund are:

Equity Securities Risk.

  § Common Stock. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

  § Preferred Stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
    Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.

ETF Risks. By investing in an ETF, the Fund will become a shareholder of another investment company. As a result, Fund shareholders indirectly will bear the
Fund's proportionate share of the fees and expenses paid by shareholders of the
ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. These other fees and expenses are reflected as acquired fund fees and expenses and are included in the Fund's Fees and Expenses Table in this prospectus, as applicable. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Large-Capitalization Company Risk. Large capitalization stocks as a group could fall out of favor with the market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

Mid-Capitalization Company Risk. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

New Fund Risk. The Fund is new with less than 6 months of operating history as of the fiscal year ended November 30, 2011, and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the
Board may determine to liquidate the Fund.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified."  Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.

Securities Selection Risk. Securities selected for the Fund by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified." Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on September 19, 2011. The Fund will include performance information when it has completed one full calendar year of operations. When performance information becomes available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund commenced operations on September 19, 2011. The Fund will include performance information when it has completed one full calendar year of operations.
PineBridge US 25 Equity Fund (Prospectus Summary) | PineBridge US 25 Equity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	6.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.85%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,655
PineBridge US 25 Equity Fund (Prospectus Summary) | PineBridge US 25 Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.85%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,559

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include estimated acquired fund fees and expenses ("AFFE") of 0.01%.
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.55% and 1.20% for Class R shares and Class I shares respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").

PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund
PineBridge Merger Arbitrage Fund
INVESTMENT OBJECTIVE
The PineBridge Merger Arbitrage Fund (the "Merger Arbitrage Fund" or the "Fund") seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PineBridge Merger Arbitrage Fund	Class R	Class I
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge Merger Arbitrage Fund		Class R	Class I
Management Fees		0.94%	0.94%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses	[1]	1.43%	1.43%
Total Annual Fund Operating Expenses		2.72%	2.37%
Fee Waiver and/or Expense Reimbursement		(1.02%)	(1.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.70%	1.35%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include estimated acquired fund fees and expenses ("AFFE") of 0.01%.
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.69% and 1.34% for Class R shares and Class I shares respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge Merger Arbitrage Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class R	173	748
Class I	137	642

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective through the use of merger and acquisition ("M&A") arbitrage. Under normal market conditions, the Fund invests primarily in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts and other corporate reorganizations ("Publicly Announced M&A Transactions").

M&A arbitrage is an investment strategy designed to profit from the successful completion of Publicly Announced M&A Transactions. The Fund's investment strategy is designed to capture the spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company, which may be in cash or securities of the acquiring company. In accordance with the merger arbitrage strategy, the Adviser will purchase shares of a target company at a price that represents a discount to their expected value upon completion of a Publicly
Announced M&A Transaction. When the terms of a Publicly Announced M&A
Transaction require the exchange of securities of the target company for common stock and/or other securities of the acquiring company, the Adviser may sell short the securities of an acquiring company at the same time the Fund purchases securities of a target company. This means that the Fund will sell securities of the acquiring company that it borrows from a third party on the expectation that the market price will drop. In connection with a short sale, the Fund will either designate on the records of the Fund or hold in an account with the
Fund's custodian, cash, U.S. government securities or other liquid securities in an amount equal to the market value of the securities sold short or hold an offsetting position in the same securities.

The Fund generally takes long and short positions in the equity securities of
U.S. companies. The Fund also may invest in foreign securities and depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International
Depositary Receipts ("IDRs"). The Fund may invest in companies with large, medium, or small market capitalizations. The Fund also may invest in real estate investment trusts ("REITs"), limited partnerships and exchange traded funds
("ETFs"). Subject to regulatory restrictions, the Fund may utilize leverage and/or engage in derivative transactions, including options, in order to seek enhanced returns or to hedge investment risks.

In structuring a portfolio consisting of Publicly Announced M&A Transactions, the Adviser generally will seek to: (i) achieve returns with a low correlation to U.S. stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility. The Adviser intends to select investments which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both the risks involved and the potential of available alternate investments. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund is actively managed, which may result in a higher portfolio turnover rate. Portfolio turnover is a measure of a fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. The Adviser anticipates that the Fund's annual portfolio turnover rate may be 250% of the average value of its portfolio.
PRINCIPAL RISK CONSIDERATIONS
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking capital appreciation;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities from M&A transactions can provide; and

  ·  are able to tolerate fluctuation in principal value of their investment.

The principal risks of investing in the Fund are:

Availability of Investment Opportunities Risks. Because the public company M&A
Transaction market is cyclical and tied to the overall economy, the identification of a sufficient number of Publicly Announced M&A Transactions suitable for mergers and acquisition arbitrage is not guaranteed. While the
Adviser believes that many such suitable Publicly Announced M&A Transactions will exist, there can be no assurance that such transactions will be available when necessary to implement the Fund's investment strategy.

Derivatives Risk. The Fund's investments in options and other derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates, or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk, and portfolio management risk. Derivatives in general, and options in particular, involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate, or index. Additionally, for options, there is the risk that there may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. It is also possible that government regulation of various types of derivative instruments may limit or prevent the
Fund from using such instruments as part of its investment strategy, which could negatively impact the Fund. In addition, the use of derivatives may require the
Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.

Equity Securities Risk. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

ETF Risks. By investing in an ETF, the Fund will become a shareholder of another investment company. As a result, Fund shareholders indirectly will bear the
Fund's proportionate share of the fees and expenses paid by shareholders of the
ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. These other fees and expenses are reflected as acquired fund fees and expenses and are included in the Fund's Fees and Expenses Table in this prospectus, as applicable. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Foreign Securities and Depositary Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, GDRs and IDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards,
(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and
(7) delays in transaction settlement in some foreign markets.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income. Merger arbitrage funds typically have higher portfolio turnover rates than funds that do not engage in short trading.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Large-Capitalization Company Risk. Large capitalization stocks as a group could fall out of favor with the market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage Risk. Certain transactions, such as options and other derivative instruments, include the use of leverage. Leverage may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile. Because acquiring and maintaining positions by the use of leverage allows the Fund to control positions worth significantly more than its investment in those positions, the amount that the
Fund stands to lose in the event of adverse price movements is high in relation to the amount of its investment.

Limited Partnerships Risk. The Fund may invest in publicly traded partnerships such as master limited partnerships ("MLPs"). An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. The Fund may invest as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts the Fund has contributed but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

M&A Arbitrage Risk. Investments in Publicly Announced M&A Transactions involve the risk that a transaction may be delayed, may not be completed or may be completed on less favorable terms than originally expected. In these circumstances, the market price of the securities of the target company purchased by the Fund may decline sharply and result in losses if such securities are sold for less than the purchase price. In certain transactions, the Fund may not be "hedged" against market fluctuations. This can result in losses, even if the proposed transaction is consummated. In the event that a
Publicly Announced M&A Transaction is not consummated, the Fund may be forced to cover its short positions at a higher price than its short sale price, resulting in a loss.

New Fund Risk. The Fund is new with less than 6 months of operating history, and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified."  Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.

REITs Risk. REITs are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, overbuilding, changes in interest rates, and liabilities resulting from environmental problems.

Securities Selection Risk. Securities selected by the Adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Short Sales Risk. In connection with a short sale, the Fund will realize a loss if the value of the underlying security rises. Losses from short sales may be
"unlimited" if the price of the security sold short continues to appreciate. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain on a short sale transaction will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund's investment performance also may suffer if the
Fund is required to close out a short position earlier than it had intended.
This would occur if a securities lender requires the Fund to deliver the securities that the Fund borrowed and the Fund is unable to borrow the securities. The Fund may be subject to additional expenses related to short sales, such as the costs of borrowing securities and margin account maintenance costs. These expenses may negatively impact the performance of the Fund.

Small- and Mid-Capitalization Company Risk. The prices of securities of small-
and mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Small- and mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
PERFORMANCE
The Fund commenced operations on December 30, 2011. The Fund will include performance information when it has completed one full calendar year of operations. When performance information becomes available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2012
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PineBridge Merger Arbitrage Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The PineBridge Merger Arbitrage Fund (the "Merger Arbitrage Fund" or the "Fund") seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective through the use of merger and acquisition ("M&A") arbitrage. Under normal market conditions, the Fund invests primarily in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts and other corporate reorganizations ("Publicly Announced M&A Transactions").

M&A arbitrage is an investment strategy designed to profit from the successful completion of Publicly Announced M&A Transactions. The Fund's investment strategy is designed to capture the spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company, which may be in cash or securities of the acquiring company. In accordance with the merger arbitrage strategy, the Adviser will purchase shares of a target company at a price that represents a discount to their expected value upon completion of a Publicly
Announced M&A Transaction. When the terms of a Publicly Announced M&A
Transaction require the exchange of securities of the target company for common stock and/or other securities of the acquiring company, the Adviser may sell short the securities of an acquiring company at the same time the Fund purchases securities of a target company. This means that the Fund will sell securities of the acquiring company that it borrows from a third party on the expectation that the market price will drop. In connection with a short sale, the Fund will either designate on the records of the Fund or hold in an account with the
Fund's custodian, cash, U.S. government securities or other liquid securities in an amount equal to the market value of the securities sold short or hold an offsetting position in the same securities.

The Fund generally takes long and short positions in the equity securities of
U.S. companies. The Fund also may invest in foreign securities and depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International
Depositary Receipts ("IDRs"). The Fund may invest in companies with large, medium, or small market capitalizations. The Fund also may invest in real estate investment trusts ("REITs"), limited partnerships and exchange traded funds
("ETFs"). Subject to regulatory restrictions, the Fund may utilize leverage and/or engage in derivative transactions, including options, in order to seek enhanced returns or to hedge investment risks.

In structuring a portfolio consisting of Publicly Announced M&A Transactions, the Adviser generally will seek to: (i) achieve returns with a low correlation to U.S. stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility. The Adviser intends to select investments which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both the risks involved and the potential of available alternate investments. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund is actively managed, which may result in a higher portfolio turnover rate. Portfolio turnover is a measure of a fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. The Adviser anticipates that the Fund's annual portfolio turnover rate may be 250% of the average value of its portfolio.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISK CONSIDERATIONS
Risk, Narrative	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The Fund may be appropriate for investors who:

  ·  are seeking capital appreciation;

  ·  are willing to hold an investment over a long period of time in anticipation of returns that equity securities from M&A transactions can provide; and

  ·  are able to tolerate fluctuation in principal value of their investment.

The principal risks of investing in the Fund are:

Availability of Investment Opportunities Risks. Because the public company M&A
Transaction market is cyclical and tied to the overall economy, the identification of a sufficient number of Publicly Announced M&A Transactions suitable for mergers and acquisition arbitrage is not guaranteed. While the
Adviser believes that many such suitable Publicly Announced M&A Transactions will exist, there can be no assurance that such transactions will be available when necessary to implement the Fund's investment strategy.

Derivatives Risk. The Fund's investments in options and other derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates, or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk, and portfolio management risk. Derivatives in general, and options in particular, involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate, or index. Additionally, for options, there is the risk that there may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. It is also possible that government regulation of various types of derivative instruments may limit or prevent the
Fund from using such instruments as part of its investment strategy, which could negatively impact the Fund. In addition, the use of derivatives may require the
Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.

Equity Securities Risk. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

ETF Risks. By investing in an ETF, the Fund will become a shareholder of another investment company. As a result, Fund shareholders indirectly will bear the
Fund's proportionate share of the fees and expenses paid by shareholders of the
ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. These other fees and expenses are reflected as acquired fund fees and expenses and are included in the Fund's Fees and Expenses Table in this prospectus, as applicable. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Foreign Securities and Depositary Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, GDRs and IDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards,
(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and
(7) delays in transaction settlement in some foreign markets.

High Portfolio Turnover Risk. Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income. Merger arbitrage funds typically have higher portfolio turnover rates than funds that do not engage in short trading.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investment Strategy Risk. The Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Large-Capitalization Company Risk. Large capitalization stocks as a group could fall out of favor with the market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leverage Risk. Certain transactions, such as options and other derivative instruments, include the use of leverage. Leverage may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile. Because acquiring and maintaining positions by the use of leverage allows the Fund to control positions worth significantly more than its investment in those positions, the amount that the
Fund stands to lose in the event of adverse price movements is high in relation to the amount of its investment.

Limited Partnerships Risk. The Fund may invest in publicly traded partnerships such as master limited partnerships ("MLPs"). An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. The Fund may invest as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts the Fund has contributed but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner.

Market Risk. Because the Fund invests most of its assets in stocks, it is subject to stock market risk. This risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. Additionally, turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide which could affect a Fund.

M&A Arbitrage Risk. Investments in Publicly Announced M&A Transactions involve the risk that a transaction may be delayed, may not be completed or may be completed on less favorable terms than originally expected. In these circumstances, the market price of the securities of the target company purchased by the Fund may decline sharply and result in losses if such securities are sold for less than the purchase price. In certain transactions, the Fund may not be "hedged" against market fluctuations. This can result in losses, even if the proposed transaction is consummated. In the event that a
Publicly Announced M&A Transaction is not consummated, the Fund may be forced to cover its short positions at a higher price than its short sale price, resulting in a loss.

New Fund Risk. The Fund is new with less than 6 months of operating history, and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified."  Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.

REITs Risk. REITs are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, overbuilding, changes in interest rates, and liabilities resulting from environmental problems.

Securities Selection Risk. Securities selected by the Adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Short Sales Risk. In connection with a short sale, the Fund will realize a loss if the value of the underlying security rises. Losses from short sales may be
"unlimited" if the price of the security sold short continues to appreciate. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain on a short sale transaction will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund's investment performance also may suffer if the
Fund is required to close out a short position earlier than it had intended.
This would occur if a securities lender requires the Fund to deliver the securities that the Fund borrowed and the Fund is unable to borrow the securities. The Fund may be subject to additional expenses related to short sales, such as the costs of borrowing securities and margin account maintenance costs. These expenses may negatively impact the performance of the Fund.

Small- and Mid-Capitalization Company Risk. The prices of securities of small-
and mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Small- and mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.
Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified." Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on December 30, 2011. The Fund will include performance information when it has completed one full calendar year of operations. When performance information becomes available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund commenced operations on December 30, 2011. The Fund will include performance information when it has completed one full calendar year of operations.
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	1.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	748
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	642

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include estimated acquired fund fees and expenses ("AFFE") of 0.01%.
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse Fund expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.69% and 1.34% for Class R shares and Class I shares respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap will remain in effect through March 30, 2013, and may be terminated prior to that date only by the Board of Trustees (the "Board").